Net Income (Loss) per Common Share and Common Unit - Summary of Net Income (Loss) per Common Share and Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income (loss)	$ 8,656	$ 7,641	$ 2,854	$ 623	$ (7,519)	$ 18,546	$ (4,042)	$ (4,615)	$ (2,469)
Denominator for basic and diluted earnings per common share:
Weighted-average common shares outstanding - basic	89,704,000		204			88,722,000	204	204	204
Effect of dilutive common shares	2,227,000		0			2,033,000	0	0	0
Weighted average common shares outstanding - diluted	91,931,000		204			90,755,000	204	204	204
Net income per common shares - basic	$ 0.1		$ 14,000.14			$ 0.21	$ (19,799.55)	$ (22,620.18)	$ (12,101.03)
Net income per common shares - diluted	$ 0.09		$ 14,000.14			$ 0.2	$ (19,799.55)	$ (22,620.18)	$ (12,101.03)